Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Borrowings [Abstract]
Schedule of Long Term Debt

As at	US$ Principal Amount	June 30, 2018	December 31, 2017
Revolving Term Debt (1)	-	-	-
U.S. Dollar Denominated Unsecured Notes	7,650	10,074	9,597
Total Debt Principal		10,074	9,597
Debt Discounts and Transaction Costs		(82)	(84)
Long-Term Debt		9,992	9,513

(1)Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.